SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	66,667	$0.97	1.6	$-
Granted	-	-	-	-
Forfeited	-	-	-	-

Options outstanding at end of year	66,667	$0.97	1.6	-

Vested and expected to vest at end of year	66,667	$0.97	1.6	$-

Options exercisable at end of year	66,667	$0.97	1.6	$-

*)	All options were out of the money as of December 31, 2014 and 2013 and their intrinsic value was considered as zero.

Summary of Restricted Share Activity
	Year ended December 31,
	2012	2013	2014

Outstanding at beginning of year	243,339	131,459	19,579
Granted	-	-	-
Vested	(111,880)	(111,880)	(19,579)

Outstanding as of December 31,	131,459	19,579	-